Basis of Condensed Consolidated Financial Statements - Adjustments Condensed Consolidated Statements of Income (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Interest income:
Loans, including fees		¥ 2,348,070	¥ 2,041,490
Deposits in other banks		372,370	356,085
Investment securities		404,110	355,778
Trading account assets		500,730	360,961
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		477,197	196,471
Total		4,102,477	3,310,785
Interest expense:
Deposits		1,462,814	1,148,078
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions		674,879	462,294
Due to trust account, other short-term borrowings and trading account liabilities		219,395	178,803
Long-term debt		255,240	255,163
Total		2,612,328	2,044,338
Net interest income		1,490,149	1,266,447
Provision for credit losses		128,584	71,912
Net interest income after provision for credit losses		1,361,565	1,194,535
Non-interest income:
Fees and commissions income		1,013,028	886,230
Foreign exchange gains (losses) —net		202,840	(324,851)
Trading account profits (losses) —net		537,284	(945,382)
Investment securities gains (losses) —net		(485,145)	746,078
Equity in earnings of equity method investees—net		316,339	215,049
Other non-interest income		109,559	87,164
Total		1,693,905	664,288
Non-interest expense:
Salaries and employee benefits		714,830	628,765
Occupancy expenses—net		78,751	77,676
Fees and commissions expenses		203,719	190,172
Outsourcing expenses, including data processing		154,441	161,824
Depreciation of premises and equipment		41,685	36,192
Amortization of intangible assets		145,379	142,271
Insurance premiums, including deposit insurance		48,618	45,062
Communications		31,406	29,731
Taxes and public charges		58,868	53,632
Reversal of off-balance sheet credit instruments		(1,342)	(4,001)
Other non-interest expenses		235,038	208,874
Total		1,711,393	1,570,198
Income before income tax expense		1,344,077	288,625
Income tax expense		348,694	16,664
Net income before attribution of noncontrolling interests		995,383	271,961
Net income (loss) attributable to noncontrolling interests		(63,838)	38,088
Net income attributable to Mitsubishi UFJ Financial Group		1,059,221	233,873
Income used for the computation of basic EPS and diluted EPS (Numerator):
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions		¥ 1,056,671	¥ 232,421
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)		¥ 90.55	¥ 19.43
Diluted earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	[1]	¥ 90.33	¥ 19.31
Previously Reported
Interest income:
Loans, including fees			¥ 2,011,363
Deposits in other banks			355,192
Investment securities			355,121
Trading account assets			360,921
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions			193,947
Total			3,276,544
Interest expense:
Deposits			1,142,035
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions			461,932
Due to trust account, other short-term borrowings and trading account liabilities			174,949
Long-term debt			252,757
Total			2,031,673
Net interest income			1,244,871
Provision for credit losses			61,772
Net interest income after provision for credit losses			1,183,099
Non-interest income:
Fees and commissions income			881,258
Foreign exchange gains (losses) —net			(329,089)
Trading account profits (losses) —net			(940,660)
Investment securities gains (losses) —net			743,395
Equity in earnings of equity method investees—net			214,835
Other non-interest income			86,876
Total			656,615
Non-interest expense:
Salaries and employee benefits			623,877
Occupancy expenses—net			76,784
Fees and commissions expenses			189,657
Outsourcing expenses, including data processing			162,312
Depreciation of premises and equipment			35,813
Amortization of intangible assets			141,668
Insurance premiums, including deposit insurance			44,684
Communications			29,391
Taxes and public charges			52,467
Reversal of off-balance sheet credit instruments			(3,646)
Other non-interest expenses			202,385
Total			1,555,392
Income before income tax expense			284,322
Income tax expense			15,864
Net income before attribution of noncontrolling interests			268,458
Net income (loss) attributable to noncontrolling interests			37,677
Net income attributable to Mitsubishi UFJ Financial Group			230,781
Income used for the computation of basic EPS and diluted EPS (Numerator):
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions			¥ 229,329
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)			¥ 19.17
Diluted earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)			¥ 19.05
Adjustments
Interest income:
Loans, including fees			¥ 30,127
Deposits in other banks			893
Investment securities			657
Trading account assets			40
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions			2,524
Total			34,241
Interest expense:
Deposits			6,043
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions			362
Due to trust account, other short-term borrowings and trading account liabilities			3,854
Long-term debt			2,406
Total			12,665
Net interest income			21,576
Provision for credit losses			10,140
Net interest income after provision for credit losses			11,436
Non-interest income:
Fees and commissions income			4,972
Foreign exchange gains (losses) —net			4,238
Trading account profits (losses) —net			(4,722)
Investment securities gains (losses) —net			2,683
Equity in earnings of equity method investees—net			214
Other non-interest income			288
Total			7,673
Non-interest expense:
Salaries and employee benefits			4,888
Occupancy expenses—net			892
Fees and commissions expenses			515
Outsourcing expenses, including data processing			(488)
Depreciation of premises and equipment			379
Amortization of intangible assets			603
Insurance premiums, including deposit insurance			378
Communications			340
Taxes and public charges			1,165
Reversal of off-balance sheet credit instruments			(355)
Other non-interest expenses			6,489
Total			14,806
Income before income tax expense			4,303
Income tax expense			800
Net income before attribution of noncontrolling interests			3,503
Net income (loss) attributable to noncontrolling interests			411
Net income attributable to Mitsubishi UFJ Financial Group			3,092
Income used for the computation of basic EPS and diluted EPS (Numerator):
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions			¥ 3,092
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)			¥ 0.26
Diluted earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)			¥ 0.26

[1]	For the six months ended September 30, 2023 the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.